Loans and other financial assets at amortized cost and loans and receivables (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of loans and receivables [Abstract]
Details of loans and receivables and loans and other financial assets at amortized cost

Details of loans and receivables as of December 31, 2017 and loans and other financial assets at amortized cost as of December 31, 2018 are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Due from banks	8,868,378	14,151,012
Loans	251,523,301	260,819,917
Other financial assets(other receivables)	6,714,525	7,486,649

Total	267,106,204	282,457,578

Details of due from banks
Details of due from banks are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Due from banks in local currency:
Due from The Bank of Korea (“BOK”)	6,246,496	11,034,602
Due from depository banks	30,003	90,988
Due from non-depository institutions	150	76
Due from the Korea Exchange	50,000	30,000
Others	97,365	85,915
Loss allowance	(1,541)	(3,069)

Sub-total	6,422,473	11,238,512

Due from banks in foreign currencies:
Due from banks on demand	794,353	828,022
Due from banks on time	972,915	1,288,303
Others	679,554	798,493
Loss allowance	(917)	(2,318)

Sub-total	2,445,905	2,912,500

Total	8,868,378	14,151,012

Details of restricted due from banks

Details of restricted due from banks are as follows (Unit: Korean Won in millions):

	Counterparty	December 31, 2017	Reason of restriction
Due from banks in local currency:
Due from BOK	The BOK	6,246,496	Reserve deposits under the BOK Act
Others	The Korea Exchange and others	94,394	Central counterparty KRW margin and others

	Sub-total	6,340,890

Due from banks in foreign currencies:
Due from banks on demand	The BOK and others	787,520	Reserve deposits under the BOK Act and others
Others	The People’s Bank of China and others	367,108	Reserve deposits and others

	Sub-total	1,154,628

	Total	7,495,518

	Counterparty	December 31, 2018	Reason of restriction
Due from banks in local currency:
Due from BOK	The BOK	11,034,602	Reserve deposits under the BOK Act
Others	The Korea Exchange and others	81,889	Central counterparty KRW margin and others

	Sub-total	11,116,491

Due from banks in foreign currencies:
Due from banks on demand	The BOK and others	780,576	Reserve deposits under the BOK Act and others
Others	Korea Investment & Securities and others	798,493	Overseas futures and options trade deposits and others

	Sub-total	1,579,069

	Total	12,695,560

Changes in loss allowance of due from banks

Loss allowance

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance(*1)	(3,092)	—	—	(3,092)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(2,219)	—	—	(2,219)
Others(*2)	(76)	—	—	(76)

Ending balance	(5,387)	—	—	(5,387)

(*1)	The beginning balance was restated in accordance with IFRS 9.
(*2)	Others consist of foreign currencies translation and etc.

Changes in gross carrying amount of due from banks

Gross carrying amount

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	8,870,835	—	—	8,870,835
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	5,302,244	—	—	5,302,244
Other	(16,680)	—	—	(16,680)

Ending balance	14,156,399	—	—	14,156,399

Details of loans

Details of loans are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Loans in local currency	200,213,230	210,701,421
Loans in foreign currencies	13,147,888	15,239,032
Domestic banker’s letter of credit	2,516,907	2,934,366
Credit card accounts	6,827,295	8,051,384
Bills bought in foreign currencies	8,197,159	7,874,457
Bills bought in local currency	334,714	22,885
Factoring receivables	137,523	45,851
Advances for customers on guarantees	23,620	13,810
Private placement bonds	362,319	365,531
Securitized loans	563,152	1,377,072
Call loans	3,003,455	2,669,080
Bonds purchased under resale agreements	16,859,064	11,701,951
Others	607,325	1,037,283
Loan origination costs and fees	510,860	574,178
Discounted present value	(10,988)	(10,308)
Loss allowance	(1,770,222)	(1,778,076)

Total	251,523,301	260,819,917

Changes in loss allowance of loans

(6) Changes in the loss allowances on loans and receivables for the year ended December 31, 2016 and 2017, are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2016
	Consumers	Corporates	Credit card	Others	Total
Beginning balance	(203,433)	(1,686,194)	(145,810)	(442,620)	(2,478,057)
Net provision	(73,356)	(536,359)	(207,730)	(73,318)	(890,763)
Recoveries of written-off loans	(53,679)	(192,183)	(44,393)	(19,233)	(309,488)
Charge-off	155,424	722,359	242,561	236,857	1,357,201
Sales of loans and receivables	2,055	113,177	—	91,800	207,032
Unwinding effect	10,319	66,901	—	—	77,220
Others(*)	(1,188)	13,457	—	(2,510)	9,759

Ending balance	(163,858)	(1,498,842)	(155,372)	(209,024)	(2,027,096)

	For the year ended December 31, 2017
	Consumers	Corporates	Credit card	Others	Total
Beginning balance	(163,858)	(1,498,842)	(155,372)	(209,024)	(2,027,096)
Net reversal (provision) of loss allowance	(131,275)	(539,222)	(203,968)	12,192	(862,273)
Recoveries of loans previously charged off	(45,060)	(84,413)	(51,366)	(68)	(180,907)
Charge-off	142,099	453,249	228,640	63,181	887,169
Disposal	898	65,145	—	29,186	95,229
Unwinding effect	8,643	36,548	—	—	45,191
Others(*)	908	211,729	1	(193)	212,445

Ending balance	(187,645)	(1,355,806)	(182,065)	(104,726)	(1,830,242)

(*)	Others consist of debt-equity swap, foreign currencies translation and etc.

Changes in allowance for credit losses of loans and receivables

Changes in the loss allowance on loans for the year ended December 31, 2018 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance(*1)	(101,479)	(41,358)	(117,168)	(365,251)	(255,922)	(905,243)
Transfer to 12-month expected credit losses	(9,848)	8,966	882	(24,324)	22,658	1,666
Transfer to lifetime expected credit losses	5,905	(7,183)	1,278	15,074	(407,780)	392,706
Transfer to credit-impaired financial assets	79,078	47,343	(126,421)	62,731	97,750	(160,481)
Net reversal (provision) of loss allowance	(86,224)	(56,164)	(49,637)	(68,381)	193,392	(94,004)
Recoveries of loans previously charged off	—	—	(51,855)	—	—	(127,630)
Charge-off	—	—	204,552	—	—	290,109
Disposal	—	33	1,633	—	237	49,902
Unwinding effect	—	—	7,945	—	—	23,381
Others(*2)	(1,941)	(5)	(1,115)	31,840	46	1,921

Ending balance	(114,509)	(48,368)	(129,906)	(348,311)	(349,619)	(527,673)

	For the year ended December 31, 2018
	Credit card accounts			Sub-total			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance(*1)	(57,134)	(71,463)	(102,858)	(523,864)	(368,743)	(1,125,269)	(2,017,876)
Transfer to 12-month expected credit losses	(13,846)	13,738	108	(48,018)	45,362	2,656	—
Transfer to lifetime expected credit losses	5,871	(6,194)	323	26,850	(421,157)	394,307	—
Transfer to credit-impaired financial assets	82,406	84,048	(166,454)	224,215	229,141	(453,356)	—
Net reversal (provision) of loss allowance	(82,083)	(98,260)	(33,205)	(236,688)	38,968	(176,846)	(374,566)
Recoveries of loans previously charged off	—	—	(57,565)	—	—	(237,050)	(237,050)
Charge-off	—	—	242,879	—	—	737,540	737,540
Disposal	—	—	—	—	270	51,535	51,805
Unwinding effect	—	—	—	—	—	31,326	31,326
Others(*2)	(1)	—	—	29,898	41	806	30,745

Ending balance	(64,787)	(78,131)	(116,772)	(527,607)	(476,118)	(774,351)	(1,778,076)

(*1)	The beginning balance was restated in accordance with IFRS 9.
(*2)	Others consist of debt-equity swap, foreign currencies translation and etc.

Changes in gross carrying amount of loans

Changes in the gross carrying amount of loans for the year ended December 31, 2018 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	103,502,347	5,487,758	326,739	131,096,396	4,466,354	1,622,409
Transfer to 12-month expected credit losses	1,921,485	(1,912,046)	(9,439)	1,081,702	(1,077,895)	(3,807)
Transfer to lifetime expected credit losses	(3,186,506)	3,199,993	(13,487)	(2,275,984)	2,733,860	(457,876)
Transfer to credit-impaired financial assets	(218,943)	(127,447)	346,390	(348,503)	(275,189)	623,692
Charge-off	—	—	(204,552)	—	—	(290,109)
Disposal	—	(478)	(31,910)	—	(2,781)	(166,347)
Net increase (decrease)	8,600,859	(619,771)	(22,247)	1,900,116	(813,091)	(307,304)

Ending balance	110,619,242	6,028,009	391,494	131,453,727	5,031,258	1,020,658

	For the year ended December 31, 2018
	Credit card accounts			Sub-total			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	5,721,743	935,266	177,983	240,320,486	10,889,378	2,127,131	253,336,995
Transfer to 12-month expected credit losses	221,984	(221,841)	(143)	3,225,171	(3,211,782)	(13,389)	—
Transfer to lifetime expected credit losses	(287,623)	288,027	(404)	(5,750,113)	6,221,880	(471,767)	—
Transfer to credit-impaired financial assets	(104,459)	(95,758)	200,217	(671,905)	(498,394)	1,170,299	—
Charge-off	—	—	(242,879)	—	—	(737,540)	(737,540)
Disposal	—	—	—	—	(3,259)	(198,257)	(201,516)
Net increase (decrease)	1,310,199	77,078	74,215	11,811,174	(1,355,784)	(255,336)	10,200,054

Ending balance	6,861,844	982,772	208,989	248,934,813	12,042,039	1,621,141	262,597,993

Details of other receivables

Details of other financial assets (other receivables) are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
CMA accounts	135,000	185,999
Receivables	4,459,318	4,864,738
Accrued income	1,026,273	1,002,964
Telex and telephone subscription rights and refundable deposits	984,620	986,834
Other receivables	166,877	514,055
Loss allowance	(57,563)	(67,941)

Total	6,714,525	7,486,649

Changes in loss allowance of other receivables

Changes in the loss allowances on other financial assets for the year ended December 31, 2018 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance(*1)	(2,955)	(1,832)	(54,211)	(58,998)
Transfer to 12-month expected credit losses	(150)	139	11	—
Transfer to lifetime expected credit losses	105	(416)	311	—
Transfer to credit-impaired financial assets	6,509	304	(6,813)	—
Net provision of loss allowance	(6,583)	(166)	(31,550)	(38,299)
Charge-off	—	—	28,200	28,200
Disposal	—	1	1,264	1,265
Others(*2)	(395)	(1)	287	(109)

Ending balance	(3,469)	(1,971)	(62,501)	(67,941)

(*1)	The beginning balance was restated in accordance with IFRS 9.
(*2)	Others consist of foreign currencies translation and etc.

Changes in gross carrying amount of other receivables

Changes in the gross carrying amount of other financial assets for the year ended December 31, 2018 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	6,662,335	29,124	79,912	6,771,371
Transfer to 12-month expected credit losses	7,573	(7,556)	(17)	—
Transfer to lifetime expected credit losses	(11,418)	11,734	(316)	—
Transfer to credit-impaired financial assets	(7,580)	(1,110)	8,690	—
Charge-off	—	—	(28,201)	(28,201)
Disposal	—	(5)	(1,640)	(1,645)
Net increase and others	803,480	(3,994)	13,579	813,065

Ending balance	7,454,390	28,193	72,007	7,554,590